Operations (Tables)	12 Months Ended
Dec. 31, 2023
Operations and Reorganization
Schedule of Company's major subsidiaries and VIEs and subsidiaries of the VIEs
As of December 31, 2023, the Company’s major subsidiaries, VIEs and subsidiaries of the VIEs are as follows:

Major Subsidiaries	Place and Year of Incorporation	Percentage of Direct or Indirect Economic Ownership	Principal Activities

Bilibili HK Limited	Hong Kong, 2014	100	Investment holding
Hode HK Limited	Hong Kong, 2014	100	Investment holding
Chaodian HK Limited	Hong Kong, 2019	100	Investment holding
Bilibili Co., Ltd.	Japan, 2014	100	Business development
Hode Shanghai Limited (“Hode Shanghai”)	PRC, 2014	100	Technology development 1
Shanghai Bilibili Technology Co., Ltd.	PRC, 2016	100	Technology development 1
Chaodian (Shanghai) Technology Co., Ltd.	PRC, 2019	100	E-commerce and advertising 1

Major VIEs and VIEs’ subsidiaries	Place and Year of Incorporation	Percentage of Direct or Indirect Economic Interest	Principal Activities

Shanghai Hode Information Technology Co., Ltd. (“Hode Information Technology”)	PRC, 2013	100*	Mobile game operation 2
Shanghai Kuanyu Digital Technology Co., Ltd. (“Shanghai Kuanyu”)	PRC, 2014	100*	Video distribution and game distribution 2
Sharejoy Network Technology Co., Ltd. (“Sharejoy Network”)	PRC, 2014	100*	Game distribution 2
Shanghai Hehehe Culture Communication Co., Ltd. (“Shanghai Hehehe”)	PRC, 2014	100*	Comics distribution 2
Shanghai Anime Tamashi Cultural Media Co., Ltd. (“Shanghai Anime Tamashi”)	PRC, 2015	100*	E-commerce platform 2

*	Hode Shanghai is the primary beneficiary of the major VIEs and VIEs’ subsidiaries.

1	These companies were established in the PRC in the form of wholly foreign-owned enterprises.
2	These companies were established in the PRC in the form of investment solely by legal corporations or controlled by natural person(s).

Schedule of combined financial information of the Group's VIEs and VIEs' subsidiaries included in the accompanying consolidated financial statements of the Group
The following combined financial information of the Group’s VIEs and VIEs’ subsidiaries as of December 31, 2022 and 2023 and for the years ended December 31, 2021, 2022 and 2023 included in the accompanying consolidated financial statements of the Group was as follows:

	December 31, 2022	December 31, 2023
	RMB in thousands
Cash and cash equivalents	1,590,440	1,893,282
Time deposits	4,186	4,259
Restricted cash	—	50,000
Accounts receivable, net	619,927	800,158
Amounts due from Group companies	507,849	484,413
Amount due from related parties	119,857	3,412
Prepayments and other current assets	883,903	477,430
Short-term investments	272,340	206,811
Long-term investments, net	1,852,740	1,633,932
Other non-current assets	5,852,315	5,216,774

Total assets	11,703,557	10,770,471

Accounts payable	3,452,192	3,320,121
Salary and welfare payables	343,786	310,062
Taxes payable	165,162	123,728
Short-term loan	400,000	600,000
Deferred revenue	2,138,539	2,116,463
Accrued liabilities and other payables	531,188	619,556
Amounts due to the Group companies	12,415,760	12,631,675
Amounts due to related parties	27,929	14,845
Other long-term payable	269,623	302,203

Total liabilities	19,744,179	20,038,653

Total Bilibili Inc’s shareholders’ deficit	(8,042,238)	(9,279,384)
Noncontrolling interests	1,616	11,202

Total shareholders’ deficit	(8,040,622)	(9,268,182)

Total liabilities and shareholders’ deficit	11,703,557	10,770,471

	For the Year Ended December 31,
	2021	2022	2023
	RMB in thousands
Third-party revenues	12,867,536	14,876,639	14,642,361
Inter-company revenues	1,574,896	1,198,107	990,698

Total revenues	14,442,432	16,074,746	15,633,059
Third-party costs and expenses	(16,283,295)	(18,436,865)	(15,591,936)
Inter-company consulting and services costs and expenses	(593,272)	(726,875)	(581,599)
Other inter-company costs and expenses	(271,096)	(418,667)	(282,725)

Total costs and expenses	(17,147,663)	(19,582,407)	(16,456,260)
Loss from non-operations	(163,146)	(268,584)	(263,022)

Loss before income tax expenses	(2,868,377)	(3,776,245)	(1,086,223)
Income tax	(38,997)	(89,660)	(31,321)

Net loss	(2,907,374)	(3,865,905)	(1,117,544)
Net loss/(profit) attributable to noncontrolling interests	10,367	9,088	(9,587)

Net loss attributable to Bilibili Inc.’s shareholders	(2,897,007)	(3,856,817)	(1,127,131)

	For the Year Ended December 31,
	2021	2022	2023
	RMB in thousands
Consulting and services charges to Group companies	(637,787)	(610,600)	(760,716)
Other operating cashflow from Group companies	1,683,907	3,863,991	1,822,310
Operating cashflow (to)/from third-parties	(1,729,079)	(2,339,697)	828,787

Net cash (used in)/provided by operating activities	(682,959)	913,694	1,890,381

Purchase of short-term investments	(12,610,305)	(7,335,115)	(1,126,000)
Maturities of short-term investments	12,954,425	7,970,552	1,126,500
Placements of time deposits	(39,318)	(1,270)	(5,701)
Maturities of time deposits	54,319	4,444	5,701
Other investing activities	(3,265,756)	(2,188,712)	(944,970)

Net cash used in investing activities	(2,906,635)	(1,550,101)	(944,470)

Investments and loans from/(to) Group companies	3,307,226	1,884,890	(695,870)
Other financing activities	300,000	—	92,265

Net cash provided by/(used in) financing activities	3,607,226	1,884,890	(603,605)